Coal Trading (Details 2) $ in Millions	3 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Concentration Risk [Line Items]
Number of major credit rating agencies that adjusted corporate credit rating	2
Coal Trading [Member]
Concentration Risk [Line Items]
Potential collateralization that may be requested by counterparties related to material adverse event	$ 36.0	$ 31.0
Margin posted to counterparties related to material adverse event	0.0	0.0
Additional potential collateral requirements for a credit downgrade	0.0	0.0
Margin posted to counterparties related to credit rating	1.0	0.0
Initial margin posted	18.8	15.2
Margin in excess of the exchange-required variation and initial margin	$ 4.2	$ 6.1
External Credit Rating, Investment Grade [Member] | Credit Concentration Risk [Member] | Coal Trading Positions [Member] | Coal Trading [Member]
Concentration Risk [Line Items]
Credit concentration risk percentage	68.00%
External Credit Rating, Non Investment Grade [Member] | Credit Concentration Risk [Member] | Coal Trading Positions [Member] | Coal Trading [Member]
Concentration Risk [Line Items]
Credit concentration risk percentage	8.00%
Non Rated [Member] | Credit Concentration Risk [Member] | Coal Trading Positions [Member] | Coal Trading [Member]
Concentration Risk [Line Items]
Credit concentration risk percentage	24.00%